Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Datum One Series Trust
Entity Central Index Key	0001806095
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Polar Capital Emerging Market Stars Fund
Shareholder Report [Line Items]
Fund Name	Polar Capital Emerging Market Stars Fund
Class Name	Polar Capital Emerging Market Stars Fund
Trading Symbol	POLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polar Capital Emerging Market Stars Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Additional Information Phone Number	800-806-1112 or 312-557-3164
Additional Information Website	polarcapitalfunds.com/us/individual/Our-Funds/Literature/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polar Capital Emerging Market Stars Fund	$ 116	1.00%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
The Fund returned 31.72% compared to 29.55% from its benchmark, the MSCI Emerging Markets Net Total Return Index, outperforming net of fees by 2.17% over the period (all figures in dollar terms).
This strong absolute and relative return was achieved despite elevated market volatility, heightened geopolitical tension and numerous country-specific challenges across the emerging market universe.
The primary driver of strong returns was the Fund’s exposure to technology, in particular its positions in Taiwan and South Korea. The artificial intelligence (AI) theme proved robust and we had either long-held positions that benefited significantly or identified newer opportunities within this area. Within the IT sector, we benefited from both an asset allocation overweight and a positive selection effect through stock-picking.
The strongest contributors to relative returns were Chroma ATE (semiconductor testing), Samsung Electronics (memory/foundry), ASPEED Technology (integrated circuit design), Unimicron Technology (semiconductor technology/substrate) and Delta Electronics (specialist power solutions for data centers).
The weakest were Phoenix Mills (mall operator), Tencent (internet/technology), Sea (e-commerce/FinTech/digital entertainment), Globant (digital transformation) and E Ink Holdings (digital paper technology).
India was the weakest country within emerging markets over the period. A combination of high valuations, slowing growth, the re-emergence of technology as a high-growth alternative and renewed investor interest in China all contributed to derating and capital outflows by foreign investors. We held an underweight position which served us relatively well, however we experienced weakness in certain individual stocks.
With regards to the internet theme, we saw significant weakness across internet-related business models throughout emerging markets, including e-commerce and online travel agencies. Our assessment is that these business models were broadly classified under an ‘AI eats software’ narrative, which weighed heavily on valuations. We disagree with this characterization and view many of these businesses as companies that stand to benefit from AI.
Furthermore, we believe that the ability to work with technology, maintain a large ecosystem and bridge the digital and physical worlds constitutes a genuine moat. E-commerce companies must engage with merchants, operate their platforms, manage user engagement, run warehouses, maintain secure and trusted payment systems, execute fast physical delivery and handle returns. We do not see a large language model being able to replicate this and therefore see a compelling opportunity in this area.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since its inception on December 30, 2020. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	Since Inception
Polar Capital Emerging Market Stars Fund	31.71%	1.57%	1.65%
MSCI Emerging Market Net Total Return Index	29.55%	3.69%	3.99%

Performance Inception Date	Dec. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.polarcapitalfunds.com/us/individual/Our-Funds/Emerging-Market-Stars/#/Performance for the most recent performance information.
Net Assets	$ 188,938,487
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,100,333
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS as of March 31, 2026
Fund net assets	$ 188,938,487%
Total number of portfolio holdings	57%
Total advisory fees paid (after waiver/reimbursement)	$ 1,100,333%
Portfolio turnover rate	54%

Holdings [Text Block]	Geographical Allocation as % of Net Assets
China	25.1%
Taiwan	20.6%
South Korea	16.1%
India	10.6%
Brazil	8.3%
Hong Kong	5.2%
South Africa	3.8%
Vietnam	3.3%
Other	5.9%

Polar Capital International Small Company Fund
Shareholder Report [Line Items]
Fund Name	Polar Capital International Small Company Fund
Class Name	Polar Capital International Small Company Fund
Trading Symbol	PCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polar Capital International Small Company Fund (“Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Additional Information Phone Number	800-806-1112 or 312-557-3164
Additional Information Website	polarcapitalfunds.com/us/individual/Our-Funds/Literature/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polar Capital International Small Company Fund	$ 106	1.10%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
The Fund returned 31.72% compared to 29.55% from its benchmark, the MSCI Emerging Markets Net Total Return Index, outperforming net of fees by 2.17% over the period (all figures in dollar terms).
This strong absolute and relative return was achieved despite elevated market volatility, heightened geopolitical tension and numerous country-specific challenges across the emerging market universe.
The primary driver of strong returns was the Fund’s exposure to technology, in particular its positions in Taiwan and South Korea. The artificial intelligence (AI) theme proved robust and we had either long-held positions that benefited significantly or identified newer opportunities within this area. Within the IT sector, we benefited from both an asset allocation overweight and a positive selection effect through stock-picking.
The strongest contributors to relative returns were Chroma ATE (semiconductor testing), Samsung Electronics (memory/foundry), ASPEED Technology (integrated circuit design), Unimicron Technology (semiconductor technology/substrate) and Delta Electronics (specialist power solutions for data centers).
The weakest were Phoenix Mills (mall operator), Tencent (internet/technology), Sea (e-commerce/FinTech/digital entertainment), Globant (digital transformation) and E Ink Holdings (digital paper technology).
India was the weakest country within emerging markets over the period. A combination of high valuations, slowing growth, the re-em erg
ence of technology as a high-growth alternative and renewed investor interest in China all contributed to derating and capital outflows by foreign investors. We held an underweight position which served us relatively well, however we experienced weakness in certain individual stocks.
With regards to the internet theme, we saw significant weakness across internet-related business models throughout emerging markets, including e-commerce and online travel agencies. Our assessment is that these business models were broadly classified under an ‘AI eats software’ narrative, which weighed heavily on valuations. We disagree with this characterization and view many of these businesses as companies that stand to benefit from AI.
Furthermore, we believe that the ability to work with technology, maintain a large ecosystem and bridge the digital and physical worlds constitutes a genuine moat. E-commerce companies must engage with merchants, operate their platforms, manage user engagement, run warehouses, maintain secure and trusted payment systems, execute fast physical delivery and handle returns. We do not see a large language model being able to replicate this and therefore see a compelling opportunity in this area.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since its inception on September 30, 2024. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Polar Capital International Small Company Fund	(7.90) %	(14.62) %
MSCI ACWI ex USA Small Cap Index	27.82%	18.79%
MSCI ACWI ex USA Investable Market Index (IMI)	25.32%	21.10%

Performance Inception Date	Sep. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.polarcapitalfunds.com/us/individual/Our-Funds/International-Small-Company-Fund/#/Performance for the most recent performance information.
Net Assets	$ 115,117,032
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,161,664
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS as of March 31, 2026
Fund net assets	$ 115,117,032%
Total number of portfolio holdings	52%
Total advisory fees paid (after waiver/reimbursement)	$ 1,161,664%
Portfolio turnover rate	70%

Holdings [Text Block]	Geographical Allocation as % of Net Assets
Sweden	18.7%
United Kingdom	13.0%
Japan	11.8%
France	9.9%
India	9.2%
Germany	8.3%
Australia	4.9%
South Korea	4.5%
Mexico	3.9%
Other	14.8%